CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents, net of restricted cash	$ 231,246	$ 294,700	$ 692,930
Restricted cash		94,131
Receivables, net of allowance of $21,748 in 2010, $20,830 in 2011 and $24,406 in 2012	326,169	331,371	250,351
Deferred income taxes	25,925	26,058	24,090
Prepaid expenses and other current assets	53,726	42,934	31,817
Total current assets	637,066	789,194	999,188
Satellites and other property and equipment, net	6,403,078	6,142,731	5,997,283
Goodwill	6,780,827	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100	2,458,100
Amortizable intangible assets, net	674,032	742,868	848,318
Other assets	410,446	447,686	508,651
Total assets	17,363,549	17,361,406	17,592,367
LIABILITIES AND SHAREHOLDER'S DEFICIT
Accounts payable and accrued liabilities	113,036	143,097	140,984
Taxes payable		11,764	2,342
Employee related liabilities	36,124	43,315	35,217
Accrued interest payable	336,830	359,336	403,446
Current portion of long-term debt	209,716	164,818	94,723
Deferred satellite performance incentives	19,772	17,715	16,693
Deferred revenue	81,573	64,609	79,845
Other current liabilities	76,974	76,460	67,584
Total current liabilities	874,025	881,114	840,834
Long-term debt, net of current portion	15,875,820	15,837,512	15,821,902
Deferred satellite performance incentives, net of current portion	157,992	113,974	132,884
Deferred revenue, net of current portion	807,164	724,413	407,103
Deferred income taxes	274,374	265,181	484,076
Accrued retirement benefits	284,450	305,902	257,455
Other long-term liabilities	299,785	322,735	326,531
Redeemable noncontrolling interest	8,744	3,024	18,621
Commitments and contingencies
Shareholder's deficit:
Ordinary shares, $1.00 par value, 100,000,000 shares authorized and 5,000,000 shares issued and outstanding at December 31, 2010, December 31, 2011 and September 30, 2012	5,000	5,000	5,000
Paid-in capital	1,589,582	1,571,855	1,548,380
Accumulated deficit	(2,751,643)	(2,608,702)	(2,175,814)
Accumulated other comprehensive loss	(108,475)	(111,528)	(76,507)
Total Intelsat S.A. shareholder's deficit	(1,265,536)	(1,143,375)	(698,941)
Noncontrolling interest	46,731	50,926	1,902
Total liabilities and shareholder's deficit	$ 17,363,549	$ 17,361,406	$ 17,592,367